Financial instruments (Tables)	12 Months Ended
Dec. 31, 2021
Financial instruments [Abstract]
Financial Assets and Liabilities
The Technip Energies Group holds the following financial assets and liabilities:
	December 31, 2021
	Analysis by category of financial instruments
(In millions of €)	Carrying amount	At fair value through profit or loss	Assets/Liabilities at amortized cost	At fair value through OCI	Level
Other non-current financial assets (excl. derivatives)	60.9	25.3	35.6	—	Level 1
Derivative financial instruments (non-current and current)	11.0	1.1	—	9.9	Level 2
Trade receivables, net	1,038.4	—	1,038.4	—
Cash and cash equivalents	3,638.6	3,638.6	—	—
TOTAL FINANCIAL ASSETS	4,748.9	3,665.0	1,074.0	9.9
Long-term debt, less current portion	594.1	—	594.1	—
Other non-current financial liabilities (excl. derivatives)	32.4	32.4	—	—	Level 3
Derivative financial instruments (non-current and current)	34.2	3.1	—	31.1	Level 2
Short-term debt	89.2	—	89.2	—
Accounts payable, trade	1,497.1	—	1,497.1	—
Other current liabilities (excl. derivatives)	108.4	108.4	—	—	Level 3
TOTAL FINANCIAL LIABILITIES	2,355.4	143.9	2,180.4	31.1

	December 31, 2020
	Analysis by category of financial instruments
(In millions of €)	Carrying amount	At fair value through profit or loss	Assets/Liabilities at amortized cost	At fair value through OCI	Level
Other financial assets (excl. derivatives)	60.2	34.3	25.9	—	Level 1
Derivative financial instruments (non-current and current)	32.1	6.2	—	25.9	Level 2
Trade receivables, net	1,059.1	—	1,059.1	—
Cash and cash equivalents	3,189.7	3,189.7	—	—
Due from TechnipFMC - Trade receivable	65.2	—	65.2	—
Due from TechnipFMC - Loans	56.6	—	56.6	—
TOTAL FINANCIAL ASSETS	4,462.9	3,230.2	1,206.8	25.9
Long-term debt, less current portion	—	—	—	—
Other non-current financial liabilities (excl. derivatives)	85.3	85.3	—	—	Level 3
Short-term debt	402.4	—	402.4	—
Derivative financial instruments (non-current and current)	11.5	1.0	—	10.5	Level 2
Accounts payable, trade	1,259.4	—	1,259.4	—
Other current liabilities (excl. derivatives)	115.7	115.7	—	—	Level 3
Due to TechnipFMC - Trade payable	73.5	—	73.5	—
Due to TechnipFMC - Loans	3.7	—	3.7	—
TOTAL FINANCIAL LIABILITIES	1,951.5	202.0	1,739.0	10.5

Changes in Fair Value of Level 3 Mandatorily Redeemable Financial Liabilities
Changes in the fair value of Level 3 mandatorily redeemable financial liability liability (note 20 Other liabilities (non-current and current)) are presented in the below table. Over the periods presented, the Technip Energies Group consolidated the total results of the Yamal entities and recorded a mandatorily redeemable financial liability representing the Group’s dividend obligation.
(In millions of €)	December 31, 2021	December 31, 2020	December 31, 2019
Balance at beginning of the period	201.0	239.3	356.8
Add: Expenses recognized in statement of income	182.9	177.2	377.9
Less: Settlements	(256.0)	(196.7)	(502.7)
Net foreign exchange differences	12.9	(18.8)	7.3
BALANCE AT END OF THE PERIOD	140.8	201.0	239.3

Foreign Currencies, Net Positions
As of December 31, 2021, and December 31, 2020, the Group held the following material net positions:
	December 31, 2021		December 31, 2020
	Net notional amount bought (Sold)		Net notional amount bought (Sold)
(In millions of currency )	Local currency	Euro equivalent	Local currency	Euro equivalent
Australian dollar (AUD)	5.7	3.6	217.8	134.8
Canadian dollar (CAD)	—	—	(8.0)	(5.1)
Chinese yuan renminbi (CNY)	64.0	8.8	115.4	14.5
Euro (EUR)	173.1	173.1	151.2	151.2
Indian rupee (INR)	952.3	11.3	423.8	4.7
Japanese yen (JPY)	(544.7)	(4.2)	1,488.5	11.8
Kuwaiti dinar (KWD)	6.0	17.5	1.3	3.6
Malaysian ringgit (MYR)	118.5	25.0	193.2	39.1
Mexican peso (MXN)	684.3	29.4	1,444.8	59.5
Norwegian krone (NOK)	(186.1)	(18.6)	250.0	23.6
Pound sterling (GBP)	(62.1)	(74.0)	(175.0)	(193.2)
Qatari riyal (QAR)	(8.0)	(1.9)	5.0	1.1
Russian ruble (RUB)	(492.6)	(5.8)	(561.9)	(6.2)
Saudi riyal (SAR)	(3.0)	(0.7)	—	—
Singapore dollar (SGD)	41.4	27.0	15.0	9.3
Swedish krona (SEK)	(1.5)	(0.1)	—	—
UAE dirham (AED)	—	—	(1.6)	(0.4)
U.S. dollar (USD)	(569.3)	(500.7)	(1,392.3)	(1,144.3)

Location and Fair Value Amounts of Derivative Instruments
The following table presents the location and fair value amounts of derivative instruments reported in the consolidated statement of financial position:
	December 31, 2021		December 31, 2020
(In millions of €)	Assets	Liabilities	Assets	Liabilities
Derivatives designated as hedging instruments
Foreign exchange contracts
Current – Derivative financial instruments	6.8	30.1	20.5	6.9
Long-term – Derivative financial instruments	3.1	1.0	5.5	3.6
Total derivatives designated as hedging instruments	9.9	31.1	26.0	10.5
Derivatives not designated as hedging instruments
Foreign exchange contracts
Current – Derivative financial instruments	1.1	3.1	6.1	1.0
Long-term – Derivative financial instruments	—	—	—	—
Total derivatives not designated as hedging instruments	1.1	3.1	6.1	1.0
TOTAL DERIVATIVES	11.0	34.2	32.1	11.5

Location of Gains (Losses) Related to Derivative Instruments
The following tables present the location of gains (losses) in the consolidated statement of income related to derivative instruments designated as cash flow hedges:
	Gain (Loss) recognized in OCI (Effective Portion)
(In millions of €)	December 31, 2021	December 31, 2020	December 31, 2019
Foreign exchange contracts
Other comprehensive income/(loss)	(30.7)	23.9	(1.0)

The following tables present the location of cash flow hedge gain (loss) reclassified from accumulated other comprehensive income into profit (loss):
	Gain (Loss) reclassified from accumulated OCI into profit (loss) (Effective portion)
(In millions of €)	December 31, 2021	December 31, 2020	December 31, 2019
Foreign exchange contracts
Other income (expense), net	12.4	(3.4)	(5.0)

The following table presents the location of cash flow hedge gain (loss) recognized in profit (loss):
	Gain (Loss) recognized in profit (loss) (Ineffective portion and amount excluded from effectiveness testing)
(In millions of €)	December 31, 2021	December 31, 2020	December 31, 2019
Foreign exchange contracts
Other income (expense), net	8.8	17.2	(18.0)

The following table presents the location of gains (losses) in the consolidated statement of income related to derivative instruments not designated as hedging instruments:
	Gain (Loss) recognized in profit (loss) on derivatives (Instruments not designated as hedging instruments)
(In millions of €)	December 31, 2021	December 31, 2020	December 31, 2019
Foreign exchange contracts
Other income (expense), net	(7.1)	(2.0)	10.0

Offsetting Financial Assets and Financial Liabilities
The following tables present both gross information and net information of recognized derivative instruments:
	December 31, 2021			December 31, 2020
(In millions of €)	Gross amount recognized	Gross amounts not offset permitted under master netting agreements	Net amount	Gross amount recognized	Gross amounts not offset permitted under master netting agreements	Net amount
Derivative assets	11.0	(7.3)	3.7	32.1	(2.8)	29.3
Derivative liabilities	34.2	(7.3)	26.9	11.5	(2.8)	8.7